OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Advertising Agencies - 1.5%
Omnicom Group, Inc.	163,000	$8,068,500

Aerospace & Defense - 0.7%
Raytheon Technologies Corporation	64,000	3,682,560

Air Delivery & Freight Services - 3.3%
FedEx Corporation	39,000	9,809,280
United Parcel Service, Inc. - Class B	45,000	7,498,350
		17,307,630
Airlines - 1.6%
Delta Air Lines, Inc.	126,000	3,853,080
JetBlue Airways Corporation (a)(b)	380,150	4,307,100
		8,160,180
Auto Components - 0.8%
Aptiv PLC (a)(c)	44,000	4,033,920

Auto Manufacturers - 1.2%
General Motors Company	218,300	6,459,497

Building Products - 1.1%
Carrier Global Corporation	181,000	5,527,740

Capital Markets - 1.6%
Goldman Sachs Group, Inc.	42,000	8,440,740

Chemicals - 3.5%
Corteva, Inc.	263,960	7,604,688
DuPont de Nemours, Inc.	120,000	6,657,600
Eastman Chemical Company	51,000	3,984,120
		18,246,408
Commercial Banks - 5.8%
Citizens Financial Group, Inc.	268,440	6,786,163
Fifth Third Bancorp	310,000	6,609,200
Prosperity Bancshares, Inc. (a)	80,900	4,193,047
U.S. Bancorp	152,000	5,449,200
Wells Fargo & Company	314,000	7,382,140
		30,419,750
Commercial Services - 1.6%
Moody's Corporation	15,000	4,347,750
S&P Global, Inc.	11,000	3,966,600
		8,314,350
Communications Equipment - 1.8%
Cisco Systems, Inc.	241,000	9,492,990

Computers - 2.7%
Apple, Inc.	62,000	7,180,220
Western Digital Corporation (a)	195,000	7,127,250
		14,307,470
Consumer Finance - 3.9%
American Express Company	57,000	5,714,250
Equifax, Inc.	36,500	5,726,850
MasterCard, Inc. - Class A	12,000	4,058,040
Visa, Inc. - Class A (a)	24,000	4,799,280
		20,298,420
Containers & Packaging - 1.2%
WestRock Company	178,000	6,183,720

Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. - Class B (b)	26,000	5,536,440
Invesco Ltd. (a)(c)	814,200	9,290,022
		14,826,462
E-Commerce - 1.3%
eBay, Inc.	136,000	7,085,600

Electrical Equipment - 2.7%
Eaton Corporation PLC (c)	27,000	2,754,810
Generac Holdings, Inc. (b)	46,000	8,907,440
Littelfuse, Inc.	14,450	2,562,563
		14,224,813
Electronics - 2.3%
Keysight Technologies, Inc. (b)	86,500	8,544,470
Sensata Technologies Holding PLC (b)(c)	80,277	3,463,150
		12,007,620
Energy - 0.8%
Schlumberger Ltd. (c)	274,000	4,263,440

Food & Drug Retailers - 4.0%
CVS Health Corporation	167,000	9,752,800
Walgreens Boots Alliance, Inc.	307,000	11,027,440
		20,780,240
Health Care Equipment & Supplies - 6.5%
Baxter International, Inc.	67,000	5,388,140
Becton, Dickinson and Company	41,000	9,539,880
Danaher Corporation	12,000	2,583,960
Medtronic PLC (c)	86,000	8,937,120
Zimmer Biomet Holdings, Inc.	57,400	7,814,436
		34,263,536

Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	23,000	7,170,710
Universal Health Services, Inc. - Class B	68,000	7,277,360
		14,448,070
Hotels & Leisure - 0.5%
SeaWorld Entertainment, Inc. (a)(b)	132,713	2,617,100

Household Durables - 1.9%
Mohawk Industries, Inc. (b)	73,000	7,124,070
Snap-on, Inc. (a)	18,000	2,648,340
		9,772,410
Industrial Equipment Wholesale - 1.3%
WESCO International, Inc. (b)	157,700	6,941,954

Insurance - 3.1%
Aon PLC - Class A (c)	9,000	1,856,700
Marsh & McLennan Companies, Inc.	27,000	3,096,900
Travelers Companies, Inc.	51,700	5,593,423
Willis Towers Watson PLC (c)	27,000	5,638,140
		16,185,163
Interactive Media & Services - 1.6%
Facebook, Inc. - Class A (b)	33,000	8,642,700

Internet & Direct Marketing Retail - 1.0%
Booking Holdings, Inc. (b)	3,100	5,303,108

Internet Software & Services - 2.1%
Alphabet, Inc. - Class C (b)	7,500	11,022,000

IT Services - 1.4%
Accenture PLC - Class A (c)	13,000	2,937,870
Automatic Data Processing, Inc.	30,000	4,184,700
		7,122,570
Machinery - 2.7%
Caterpillar, Inc.	28,000	4,176,200
Cummins, Inc.	13,000	2,745,080
Ingersoll Rand, Inc. (b)	81,050	2,885,380
Middleby Corporation (a)(b)	51,000	4,575,210
		14,381,870
Materials - 0.7%
Axalta Coating Systems Ltd. (b)(c)	173,013	3,835,698

Media - 6.4%
Comcast Corporation - Class A	168,000	7,771,680
Discovery, Inc. - Class C (a)(b)	472,154	9,254,218
ViacomCBS, Inc. - Class B (a)	357,000	9,999,570
Walt Disney Company	54,000	6,700,320
		33,725,788
Multiline Retail - 1.0%
Dollar Tree, Inc. (b)	55,000	5,023,700

Office Electronics - 0.4%
Zebra Technologies Corporation - Class A (b)	9,100	2,297,386

Pharmaceuticals - 1.0%
Johnson & Johnson	34,000	5,061,920

Restaurants - 3.2%
Cracker Barrel Old Country Store, Inc.	39,000	4,471,740
Denny's Corporation (b)	360,975	3,609,750
Dine Brands Global, Inc. (a)	51,588	2,816,189
McDonald's Corporation	26,000	5,706,740
		16,604,419
Semiconductors & Semiconductor Equipment - 3.5%
Intel Corporation	179,000	9,268,620
Kulicke and Soffa Industries, Inc.	244,650	5,480,160
Texas Instruments, Inc.	24,000	3,426,960
		18,175,740
Software - 2.5%
Microsoft Corporation	14,200	2,986,686
Oracle Corporation	95,000	5,671,500
SS&C Technologies Holdings, Inc.	71,000	4,296,920
		12,955,106
Specialty Retail - 0.8%
Lowe's Companies, Inc.	26,000	4,312,360

Telecommunications - 1.5%
Corning, Inc.	246,000	7,972,860

Textiles, Apparel & Luxury Goods - 1.3%
Tapestry, Inc. (a)	431,300	6,741,219

Transportation Equipment - 1.1%
Greenbrier Companies, Inc. (a)	194,100	5,706,540

TOTAL COMMON STOCKS (Cost $456,350,548)		495,245,267

SHORT-TERM INVESTMENT - 5.6%
Money Market Deposit Account - 5.6%
U.S. Bank N.A., 0.04% (d)
Total Money Market Deposit Account	29,407,625	29,407,625

TOTAL SHORT-TERM INVESTMENT (Cost $29,407,625)		29,407,625

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 10.0%
Investment Company - 10.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.18% (e)
Total Investment Company	52,211,902	52,211,902

TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $52,211,902)		52,211,902

TOTAL INVESTMENTS - 110.1%
(Cost $537,970,075)		576,864,794
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1)%		(52,703,298)
TOTAL NET ASSETS - 100.0%		$524,161,496

(a)	All or a portion of this security was out on loan at September 30, 2020. Total loaned securities had a value of $50,929,043 at September 30, 2020.
(b)	Non-income producing security.
(c)	U.S. Dollar-denominated foreign security.
(d)	The investment will bear interest at a variable rate that is determined based on conditions and may changes daily and by any amount. The rate shown is as of September 30, 2020.
(e)	The rate quoted is the annualized seven-day yield for the Fund at period end.
PLC- Public Limited Company

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2020:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$495,245,267	$-	$-	$495,245,267
Short-Term Investment	-	29,407,625	-	-	29,407,625
Investment Purchased with the Cash Proceeds From Securities Lending*	52,211,902		-	-	52,211,902
Total Investments in Securities	$52,211,902	$524,652,892	$-	$-	$576,864,794

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
Refer to Schedule of Investments for further information on the classification of investments.